Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable
Allowance for credit losses	$ (70)	$ (171)
Accounts receivable, net	155,537	116,894
Third parties
Accounts Receivable
Accounts receivable	155,155	115,169
Related parties
Accounts Receivable
Accounts receivable	$ 452	$ 1,896